INVESTMENTS IN ASSOCIATED COMPANIES (Details Narrative)	Jan. 31, 2023	Dec. 24, 2021 AUD ($) shares	Dec. 24, 2021 USD ($)	Dec. 24, 2021 AUD ($) $ / shares
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted	3.42%
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture		7.50%
SMX beverages pty ltd [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture		50.00%
Shares issued for exercise of stock options shares | shares		8,000,001
Exercise price of outstanding share options | $ / shares				$ 0.4
Weighted average remaining contractual life of outstanding share options		Mar. 25, 2027
Consideration transferred, acquisition-date fair value			$ 721,424	$ 960,000
Risk free interest rate, share options granted		2.50%
Options expected life		5 years
Global BevCo Pty Ltd. [member] | Consulting agreement [member]
IfrsStatementLineItems [Line Items]
Consulting fees | $		$ 13,500
Percentage of entity's revenue		5.00%